Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating activities:
Net income (loss)	$ 6,910,000	$ (5,697,000)	$ (7,037,000)	$ (4,863,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	242,000	112,000	562,000	419,000
Reserve for inventory obsolescence	52,000		123,000	(45,000)
Change in fair value of derivative liability				68,000
Change in fair value of preferred stock warrant liability			1,020,000	192,000
Change in fair value of preferred stock warrant and contingent shares liability	512,000
Non-cash interest expense	47,000	94,000	256,000	1,648,000
Stock-based compensation	366,000	26,000	813,000	179,000
Allowance for doubtful accounts			596,000	(209,000)
Allowance for credit losses	109,000	(7,000)
Loss on debt extinguishment	171,000	3,613,000	3,613,000	(1,801,000)
Non-cash lease expense	167,000		535,000
Forgiveness of recourse promissory note and accrued interest			117,000
Accretion of interest on marketable securities	(7,000)
Changes in operating assets and liabilities:
Accounts receivable	(16,535,000)	(1,049,000)	(12,533,000)	802,000
Inventory	(11,780,000)	(2,313,000)	(14,969,000)	(5,480,000)
Prepaid expenses and other assets	(1,175,000)	(132,000)	(2,459,000)	(1,063,000)
Related party receivable				13,000
Accounts payable	14,815,000	155,000	10,890,000	4,581,000
Accrued expenses and other liabilities	407,000	244,000	1,635,000	269,000
Related party payable				(450,000)
Deferred revenue	486,000	400,000	(10,000)	(18,000)
Warranty liabilities	275,000	35,000	958,000	776,000
Deferred rent		(135,000)	(135,000)	(8,000)
Operating lease liabilities	(149,000)		(447,000)
Net cash used in operating activities	(5,087,000)	(4,654,000)	(16,472,000)	(4,990,000)
Cash flows from investing activities:
Purchase of marketable securities	(10,068,000)
Acquisition of fSight	55,000
Purchase of intangible assets	(450,000)
Cash invested in note receivable			(456,000)
Purchase of property and equipment	(192,000)	(250,000)	(1,147,000)	(323,000)
Net cash used in investing activities	(10,655,000)	(250,000)	(1,603,000)	(323,000)
Cash flows from financing activities:
Proceeds from Convertible Promissory Note	50,000,000
(Repayment) proceeds from Series 2022-1 Notes	(20,833,000)	25,000,000	25,000,000
Proceeds from PPP loan				901,000
Repayment of Senior Bonds		(10,000,000)	(10,000,000)	(8,000,000)
Payment of Series 2022-1 Notes			(4,165,000)
Payment of financings costs			(3,473,000)
Payment of debt issuance costs	(100,000)	(3,473,000)
Payment of deferred issuance costs related to future equity issuance	(527,000)		(139,000)
Proceeds from sales of Series E convertible preferred stock			40,978,000
Proceeds from sales of Series D convertible preferred stock				15,000,000
Proceeds from exercise of stock options	91,000	17,000	325,000	93,000
Payment of issuance costs related to the sale of Series E convertible preferred stock			(208,000)
Payment of issuance costs related to the sale of Series D convertible preferred stock				(697,000)
Net cash provided by financing activities	28,631,000	11,544,000	48,318,000	7,297,000
Net increase in cash, cash equivalents and restricted cash	12,889,000	6,640,000	30,243,000	1,984,000
Cash, cash equivalents, and restricted cash at beginning of period	37,717,000	7,474,000	7,474,000	5,490,000
Cash, cash equivalents, and restricted cash at end of period	50,606,000	14,114,000	37,717,000	7,474,000
Supplemental disclosure of cash flow information:
Cash paid for interest			1,238,000	817,000
Cash paid for income taxes			109,000	21,000
Supplemental schedule of non-cash investing and financing activities:
Deferred issuance costs related to future equity issuance in accrued expenses and accounts payable	174,000		2,082,000
Financing costs in accounts payable	257,000
Operating lease right of use assets obtained in exchange for operating lease liabilities	1,266,000		1,787,000
Conversion of convertible note into Series D preferred stock				7,890,000
Property plant and equipment in accounts payable	1,026,000		135,000
Equity issued for fSight acquisition	10,078,000
Contingent shares liability from acquisition	1,990,000
Unrealized gain resulting from change in fair value of marketable securities	14,000
Roth CH Acquisition IV Co.
Cash Flows from Operating activities:
Net income (loss)	(411,082)	(121,627)	(178,218)	(402,542)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(245,201)	(29,503)	(1,645,906)	(13,316)
Unrealized gain on marketable securities held in Trust Account		(4,277)
Changes in operating assets and liabilities:
Prepaid expenses	12,306	(35,656)	141,397	(188,617)
Other assets				(102,849)
Income taxes payable	(259,032)		395,019
Prepaid insurance, long-term		44,078
Accrued expenses	281,682	(122,600)	422,039	243,343
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise taxes			286,610
Cash withdrawn from Trust Account in connection with redemption			93,419,442
Investment of cash in Trust Account				(116,725,000)
Changes in operating assets and liabilities:
Net cash used in operating activities	(621,327)	(269,585)	(865,669)	(463,981)
Cash flows from investing activities:
Cash withdrawn from Trust Account to pay franchise and income taxes	321,539
Net cash used in investing activities	321,539		93,706,052	(116,725,000)
Cash flows from financing activities:
Proceeds from sale of Units, net of underwriting discounts paid				113,850,000
Proceeds from sale of Private Units				4,615,000
Proceeds from promissory note – related party	200,000			200,000
Repayment of promissory note – related party				(200,000)
Payment of offering costs				(496,204)
Extension payment			(135,440)
Redemption of common stock			(93,419,442)
Reimbursement of extension payment	135,440
Net cash provided by financing activities	335,440		(93,554,882)	117,968,796
Net increase in cash, cash equivalents and restricted cash	35,652	(269,585)	(714,499)	779,815
Cash, cash equivalents, and restricted cash at beginning of period	88,107	802,606	802,606	22,791
Cash, cash equivalents, and restricted cash at end of period	123,759	533,021	88,107	802,606
Non-Cash investing and financing activities:
Initial classification of common stock subject to possible redemption				116,725,000
Remeasurement for common stock to redemption amount	326,452		$ 1,152,044	$ 7,799,173
Extension costs related to non-redemption agreements	163,181
Supplemental Information
Income taxes paid	$ 321,539